Income tax and social contribution - Changes in deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	R$ (165,413)	R$ (24,417)	R$ (7,130)
Deferred tax expense (income) recognised in profit or loss	(12,866)	(9,104)	(14,087)
Other changes	19,295	(131,892)	(3,200)
Deferred tax liability (asset) at end of period	R$ (158,984)	R$ (165,413)	R$ (24,417)